Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information (Details) [Line Items]
Segment Reporting, Expense Information Used by CODM, Description	The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Cheung Kit Shing (a director and Chief Executive Officer of the Company), for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Staff costs	$ 362,128	$ 153,838	$ 13,348
Income (expense), net	(27,636)	(3,684)
Interest expense	50,516	3,770
Other income, net	$ 22,880	$ 86
Operating segment	1
Reportable segment	1
HONG KONG
Segment Information (Details) [Line Items]
Total revenue	80.00%
HONG KONG | Minimum [Member]
Segment Information (Details) [Line Items]
Total assets	99.00%
HONG KONG | Maximum [Member]
Segment Information (Details) [Line Items]
Total revenue	92.00%
Total assets	100.00%
CHINA
Segment Information (Details) [Line Items]
Total revenue	20.00%
Total assets	1.00%
CHINA | Minimum [Member]
Segment Information (Details) [Line Items]
Total revenue	5.00%
UNITED STATES
Segment Information (Details) [Line Items]
Total revenue	3.00%